ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2018
Assets And Liabilities Classified As Held For Sale [Abstract]
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

(US$ MILLIONS)	June 30, 2018	December 31, 2017
Accounts receivable, net	$49	$—
Inventory	11	—
Property, plant and equipment	36	14
Assets held for sale	$96	$14

Accounts payable and other	$15	$—
Liabilities associated with assets held for sale	$15	$—

Industrial Operations - Infrastructure support products manufacturing
During the three month period ended June 30, 2018, our infrastructure support products manufacturing operation sold steel drainage assets for proceeds of $52 million. During the six month period ended June 30, 2018, in addition to the steel drainage assets, certain land and buildings were sold for proceeds of $82 million. An associated gain of $35 million and $51 million was recorded for the three and six month period ended June 30, 2018. As at June 30, 2018, our infrastructure support products manufacturing operation has certain assets and liabilities related to plants within the precast and drainage operations classified as held for sale. Management is actively seeking and negotiating with potential buyers and expects to complete the sale during the year ending December 31, 2018.
Business Services - Real estate brokerage services
In April 2018, Berkshire Hathaway exercised their one-way call option to acquire the partnership's 33% interest in the joint venture of the real estate brokerage services business, resulting in a $55 million pre-tax gain recognized by the partnership for the three and six month period ended June 30, 2018. As at March 31, 2018, the partnership had classified the interest in the joint venture as held for sale.